Financial Risk Management Objective and Policies - Schedule of Foreign Exchange Rate (Details)	12 Months Ended
Dec. 31, 2024 LBP (LL)
Schedule of Foreign Exchange Rate [Abstract]
Rate	LL 89,500
Average rate	LL 72,437